Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholders' Equity

Note 9 — Shareholders’ Equity

Common Stock:

The authorized common stock of the Company is 500 million shares, par value $0.001 per share.

On March 3, 2011, the Company consummated a private placement pursuant to which five persons and entities acquired an aggregate of 2,343,750 shares of Common Stock for an aggregate consideration of $3,000,000 (purchase price $1.28 per share). The investors included Steven S. Myers (one of the Company’s directors) (who purchased 390,625 shares) and Dr. Andrew L. Pecora (the Chief Medical Officer of the Company’s subsidiary PCT) (who purchased 78,125 shares). On April 5, 2011, we consummated a private placement pursuant to which nine persons and entities acquired an aggregate of 1,244,375 shares of Common Stock for an aggregate consideration of approximately $1,592,800 (purchase price $1.28 per share). On June 13, 2011 we consummated a private placement pursuant to which one entity acquired 781,250 shares of Common Stock for an aggregate consideration of $1,000,000 (purchase price $1.28 per share).

Warrants:

The Company has issued common stock purchase warrants from time to time to investors in private placements and public offerings, and to certain vendors, underwriters, placement agents and consultants of the Company. A total of 25,007,979 shares of common stock are reserved for issuance upon exercise of outstanding warrants as of June 30, 2011 at prices ranging from $0.50 to $7.00 and expiring through January 2018.

During the three and six months ended June 30, 2011 and 2010, the Company issued warrants for services as follows ($ in thousands, except share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Number of Common Stock Purchase Warrants Issued	100,000	75,000	370,000	602,000
Value of Common Stock Purchase Warrants Issued	$73.0	$439.1	$321.1	$739.4

The weighted average estimated fair value of warrants issued for services in the three and six months ended June 30, 2011 was $0.73 and $0.87, respectively. The fair value of warrants at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term is based upon the contractual term of the warrants.

The range of assumptions used in calculating the fair values of warrants issued for services during the three and six months ended June 30, 2011 and 2010, respectively, were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Expected term (in years)	3 to 5	5	3 to 5	5
Expected volatility	80% – 82%	97% – 99%	80% – 86%	97% – 124%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	0.71% – 2.04%	1.78% – 2.04%	0.71% – 2.24%	1.78% – 2.65%

Activity related to warrants outstanding was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2010	21,843,507	$2.62
Granted	3,400,728*	4.60
Exercised	—	—
Expired	(236,256)	6.18
Cancelled	—	—
Balance at June 30, 2011	25,007,979	2.85	3.8	$98,640
Warrants Exercisable at June 30, 2011	23,644,979	2.70	3.7

*	Includes 3 million warrants issued pursuant to the PCT Merger Agreement — See Note 4

The Company’s results include share-based compensation expense of approximately $69,000 and $435,000 for the three months ended June 30, 2011 and 2010, respectively, and approximately $241,900 and $580,800 for the six months ended June 30, 2011 and 2010, respectively. The total fair value of shares vested for warrants issued for services during the three and six months ended June 30, 2011 was approximately $57,100 and $165,300, respectively. As of June 30, 2011, there was approximately $240,600 of total unrecognized service cost related to unvested warrants of which approximately $91,600 is related to warrants that vest over a weighted average life of 0.4 years. The remaining balance of unrecognized service cost of $149,000 is related to warrants that vest based on the accomplishment of business milestones as to which expense begins to be recognized when such milestones become probable of being achieved.

Options:

The Company’s 2003 Equity Participation Plan (the “2003 Equity Plan”) permits the grant of share options and shares to its employees, directors, consultants and advisors for up to 2,500,000 shares of Common Stock as stock-based compensation. The 2009 Equity Compensation Plan (the “2009 Equity Plan”) makes up to 17,750,000 shares of Common Stock of the Company available for issuance to employees, consultants, advisors and directors of the Company and its subsidiaries pursuant to incentive or non-statutory stock options, restricted and unrestricted stock awards and stock appreciation rights.

All stock options under the 2003 Equity Plan and the 2009 Equity Plan are granted at the fair market value of the Common Stock at the grant date. Stock options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 3, 5 or 10 years from the grant date depending on the status of the recipient as a consultant, advisor, employee or director of the Company.

The 2009 Equity Plan was originally adopted by the shareholders of the Company on May 8, 2009. On October 29, 2009, the shareholders of the Company approved an amendment to the 2009 Equity Plan to increase the number of shares of common stock available for issuance thereunder from 3,800,000 to 9,750,000. At the 2010 Annual Meeting of Shareholders of the Company held on June 2, 2010, the shareholders approved an amendment to increase this number to 13,750,000. At a Special Meeting of Shareholders of the Company held on January 18, 2011, the shareholders approved an amendment to increase this number to 17,750,000.

The 2003 Equity Plan and the 2009 Equity Plan are sometimes collectively referred to as the Company’s “U.S. Equity Plan.” The Company’s 2009 Non-U.S. Based Equity Compensation Plan (“Non-U.S. Equity Plan”) makes up to 8,700,000 shares of Common Stock of the Company available for issuance. Persons eligible to receive restricted and unrestricted stock awards, options, stock appreciation rights or other awards under the Non-U.S. Equity Plan are those service providers to the Company and its subsidiaries and affiliates providing services outside of the United States, including employees and consultants of the Company and its subsidiaries and affiliates, who, in the opinion of the Compensation Committee, are in a position to contribute to the Company’s success. Options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 3, 5 or 10 years from the grant date depending on the status of the recipient as a consultant, advisor, employee or director of the Company.

The Non-U.S. Equity Plan was originally adopted by the shareholders of the Company on October 29, 2009. At the 2010 Annual Meeting of Shareholders of the Company held on June 2, 2010, the shareholders approved an amendment to increase the number of shares of common stock authorized for issuance thereunder from 4,700,000 to 8,700,000.

The Company’s results include share-based compensation expense of approximately $3,669,700 and $1,843,700 for the three months ended June 30, 2011 and 2010, respectively, and approximately $4,800,000 and $3,529,400 for the six months ended June 30, 2011 and 2010, respectively. Options vesting on the accomplishment of business milestones will not be recognized for compensation purposes until such milestones are deemed probable of accomplishment. At June 30, 2011 there were options to purchase 1,604,928 shares outstanding that will vest upon the accomplishment of business milestones and will be accounted for as an operating expense when such business milestones are deemed probable of accomplishment.

On April 4, 2011, the Company entered into an amendment of its May 26, 2006 employment agreement with Dr. Robin L. Smith, pursuant to which, as previously amended (the “Agreement”), Dr. Smith serves as Chairman of the Board and Chief Executive Officer of the Company. Pursuant to the amendment, (i) the term of the Agreement was extended from December 31, 2011 to December 31, 2012; (ii) Dr. Smith will receive cash bonuses on October 1, 2011 and 2012 in the minimum amount of 110% of the prior year’s bonus; (iii) a failure to renew the Agreement at the end of the term regardless of reason shall be treated as a termination by the Company without cause; (iv) the Company shall pay Dr. Smith her base salary and COBRA premiums (a) for one year in the event of a termination of the agreement by Dr. Smith for other than good reason and (b) during any period during which she is bound by non-competition, non-solicitation or similar covenants with the Company (such payments shall not be made during the time Dr. Smith is also receiving payments under (iii) or (iv)(a)); (v) Dr. Smith was granted an option to purchase 1,500,000 shares of Common Stock at a per share exercise price equal to the closing price of the Common Stock on the date of the amendment, vesting as to 500,000 shares on each of the date of grant, December 31, 2011 and December 31, 2012; (vi) all other unvested options held by Dr. Smith were immediately vested; (vii) any vested options previously or hereafter granted to Dr. Smith during the remainder of the term shall remain exercisable following termination of employment for the full option term until the expiration date; (viii) the Company agreed that, with the exception of the period of time during which Dr. Smith is a Company affiliate and for 90 days thereafter (during which time any shares owned by or issued to Dr. Smith will bear the Company’s standard affiliate legend), the Company will not place legends on shares on Common Stock owned by Dr. Smith restricting the transfer of such shares so long as such shares are sold under an effective registration statement, pursuant to Rule 144 or are eligible for sale under Rule 144 without volume limitations; and (ix) if Dr. Smith ceases to be employed by the Company and for so long as she continues to own shares of Common Stock the sale of which would require that the current public information requirement of Rule 144 be met, the Company will use its reasonable best efforts to timely meet those requirements or obtain appropriate extensions or otherwise make available such information as is required. Except as set forth in the amendment, the Agreement remains unchanged. Pursuant to the modification on April 4, 2011 of Dr. Smith’s stock options, the Company recognized $723,000 of incremental compensation cost during the three months ended June 30, 2011.

The weighted average estimated fair value of stock options granted in the three and six months ended June 30, 2011 was $1.21 and $1.14, respectively. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees.

The range of assumptions used in calculating the fair values of options granted during the three and six months ended June 30, 2011 and 2010, respectively, were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Expected term (in years)	1 to 10	6 to 10	1 to 10	6 to 10
Expected volatility	75% – 83%	95% – 100%	75% – 85%	95% – 122%
Expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	0.19% – 3.07%	2.32% – 3.58%	0.19% – 3.07%	2.32% – 3.80%

Activity related to stock options outstanding under the U.S. Equity Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2010	9,932,214	$1.87
Granted	6,909,600	1.61
Exercised	(5,000)	1.42
Expired	—	—
Cancelled	(817,152)	1.78
Balance at June 30, 2011	16,019,662	1.76	7.7	$153,343
Options Exercisable at June 30, 2011	8,118,085	1.86	6.9

Activity related to stock options outstanding under the Non U.S. Equity Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2010	3,100,000	$2.02
Granted	650,000	1.74
Exercised	—	—
Expired	—	—
Cancelled	(683,334)	2.07
Balance at June 30, 2011	3,066,666	1.95	8.8	$9,000
Options Exercisable at June 30, 2011	816,666	2.17	8.4

The total fair value of shares vested during the three and six months ended June 30, 2011 was approximately $2,357,800 and $2,754,200, respectively.

The number of remaining shares authorized to be issued under the various equity plans at June 30, 2011 are as follows:

	US Equity Plan	Non US Equity Plan
Shares Authorized for Issuance under 2003 Equity Plan	2,500,000	—
Shares Authorized for Issuance under 2009 Equity Plan	17,750,000	—
Shares Authorized for Issuance under Non US Equity Plan	—	8,700,000
	20,250,000	8,700,000
Outstanding Options – US Equity Plan	(16,019,662)	—
Exercised Options	(97,500)	—
Outstanding Options – Non US Equity Plan	—	(3,066,666)
Restricted stock or equity grants issued under Equity Plans	(2,401,005)	(885,000)
Total common shares remaining to be issued under the Equity Plans	1,731,833	4,748,334

As of June 30, 2011, there was approximately $10,005,100 of total unrecognized compensation costs related to unvested stock option awards of which approximately $7,831,800 is related to stock options that vest over a weighted average life of 1.82 years. The remaining balance of unrecognized compensation costs of $2,173,300 is related to stock options that vest based on the accomplishment of business milestones which expense begins to be recognized when such milestones become probable of being achieved.

Changes in Stockholders Equity:

The changes in Stockholders Equity for the six months ended June 30, 2011, were as follows:

	Series B Convertible Preferred Stock		Common Stock		Additional Paid in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-Controlling Interest in Subsidiary	Total
	Shares	Amount	Shares	Amount
Balance at January 1, 2011	10,000	$100	64,221,130	$63,813	$141,137,522	$2,779,066	$(95,320,620)	$37,827,738	$86,487,619
Exercise of stock options	—	—	5,000	5	7,095	—	—	—	7,100
Share-based compensation	—	—	1,256,450	1,256	6,654,739	—	—	—	6,655,995
Proceeds from issuance of common stock	—	—	4,369,375	4,369	5,903,354	—	—	—	5,907,723
Shares issued for charitable contribution	—	—		409	606,955	—	—	—	607,364
Dividends on Series E preferred stock	—	—	364,780	365	494,547	—	(357,414)	—	137,498
Foreign currency translation	—	—	—	—	—	1,510,497	—	(9,651)	1,500,846
Net income attributable to non-controlling interest	—	—	—	—	—	—	—	541,108	541,108
Dividends to related party	—	—	—	—	—	—	—	(11,726,099)	(11,726,099)
Investment in Athelos	—	—	—	—	—	—	—	927,000	927,000
Net loss attributable to NeoStem, Inc.	—	—	—	—	—	—	(20,778,757)	—	(20,778,757)
Repayment of Series E Preferred Principal	—	—	1,430,552	1,430	1,939,458	—	—	—	1,940,888
Shares issued in PCT Merger	—	—	10,600,000	10,600	17,855,596	—	—	—	17,866,196
Balance at June 30, 2011	10,000	$100	82,247,287	$82,247	$174,599,266	$4,289,563	$(116,456,791)	$27,560,096	$90,074,481

Note 9 — Shareholders’ Equity

Common Stock

The authorized common stock of the Company is 500 million shares, par value $0.001 per share.

On February 18, 2010, the Company completed a public offering of its common stock, selling 5,750,000 shares priced at $1.35 per share. The Company received approximately $6,821,600 in net proceeds from the offering, after underwriting discounts, commissions and expenses, of approximately $940,900.

Effective March 15, 2010, RimAsia exercised a warrant to purchase 1,000,000 shares of restricted Common Stock. This warrant was issued to RimAsia in a private placement completed by the Company in September 2008. The exercise price was $1.75 per share, resulting in proceeds to the Company of $1,750,000. In connection therewith, the Company modified certain terms of RimAsia’s Series D Warrant to purchase 4,000,000 shares of Common Stock.

On May 17, 2010, RimAsia, the holder of 8,177,512 shares of Series C Preferred Stock issued by the Company in connection with the Erye Merger, at its option, converted its 8,177,512 shares of Series C Preferred Stock into 9,086,124 shares of the Company’s common stock at a conversion rate of 0.90 shares of Series C Preferred Stock for 1.0 shares of the Company’s common stock.

On May 19, 2010, the Company entered into a Common Stock Purchase Agreement with Commerce Court Small Cap Value Fund, Ltd., which provides that, subject to certain terms and conditions, Commerce Court is committed to purchase up to $20,000,000 worth of shares of the Company’s common stock over a term of approximately 24 months. The Purchase Agreement provides that at the Company’s discretion, it may present Commerce Court with draw down notices under this $20 million equity line of credit arrangement from time to time, to purchase the Company’s Common Stock, provided certain price requirements are met and limited to 2.5% of the Company’s market capitalization at the time of such draw down, which may be waived or modified. The per share purchase price for these shares will equal the daily volume weighted average price of the Company’s common stock on each date during the draw down period on which shares are purchased, less a discount of 5.0%. The Purchase Agreement also provides that the Company in its sole discretion may grant Commerce Court the right to exercise one or more options to purchase additional shares of Common Stock during each draw down period at a price which would be based on a discount calculated in the same manner as it is calculated in the draw down notice. The issuance of shares of common stock to Commerce Court pursuant to the Purchase Agreement, and the sale of those shares from time to time by Commerce Court to the public, are covered by an effective registration statement on Form S-3 filed with the SEC.

On May 27, 2010, the Company presented Commerce Court with a Draw Down Notice. Pursuant to the Purchase Agreement, the shares were offered at a discount price to Commerce Court mutually agreed upon by the parties under the Purchase Agreement equal to 95.0% of the daily volume weighted average price of the common stock during the Pricing Period or a 5% discount. Pursuant to the Draw Down Notice, the Company also granted Commerce Court the right to exercise one or more options to purchase additional shares of common stock during the Pricing Period, based on the trading price of the common stock. The Company settled with Commerce Court on the purchase of 685,226 shares of common stock under the terms of the Draw Down Notice and the Purchase Agreement at an aggregate purchase price of $1,800,000, or approximately $2.63 per share, on June 7, 2010. The Company and Commerce Court agreed to waive the minimum threshold price of $3.00 per share set forth in the Purchase Agreement. The Company received net proceeds from the sale of these shares of approximately $1,744,000 after deducting its offering expenses.

On June 1, 2010, Fullbright Finance Limited exercised a warrant to purchase 400,000 shares of restricted Common Stock. This warrant was issued to Fullbright in a private placement of securities by the Company in November 2008. The exercise price was $1.75 per share, resulting in proceeds to the Company of $700,000.

On June 25, 2010, the Company entered into definitive securities purchase agreements with investors in a registered direct public offering, pursuant to which such investors agreed to purchase, and the Company agreed to sell, an aggregate of 2,325,582 Units, consisting of an aggregate of 2,325,582 shares of common stock and warrants to purchase an aggregate of 581,394 shares of common stock. The offering closed on June 30, 2010 with gross proceeds of $5,000,000. Each Unit was priced at $2.15 and consisted of one share of common stock and a warrant which will allow the investor to purchase 0.25 shares of common stock at a per share price of $2.75. The warrants may be called by the Company in the event that the common stock trades over $4.50 per share for 10 consecutive trading days. Subject to certain ownership limitations, the warrants will be exercisable on the date of the closing and will expire 2 years thereafter. The number of shares of common stock issuable upon exercise of the warrants and the exercise price of the warrants are adjustable in the event of stock dividends, splits, recapitalizations, reclassifications, combinations or exchanges of shares, reorganizations, liquidations, consolidation, acquisition of the Company (whether through merger or acquisition of substantially all the assets or stock of the Company) or similar events. The issuance of the securities in this offering was registered on a registration statement on Form S-3 filed with the SEC. Rodman & Renshaw LLC acted as the Company’s placement agent in this offering and received a total payment of $340,000 in fees and expenses and Placement Agent Warrants to purchase up to 93,023 shares of the Company’s Common Stock at an exercise price of $2.6875 per share expiring May 10, 2015. The Placement Agent Warrants are not covered by the Form S-3. The net proceeds to the Company from such offering, after deducting the Placement Agent’s fees and expenses, the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering were approximately $4,497,900.

On July 27, 2010, consistent with the Company’s previously disclosed intention to provide support for The Stem for Life Foundation, a Pennsylvania nonprofit corporation classified as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”) and as a public charity under Section 509(a)(1) and 170(b)(1)(A)(vi) of the Code (the “Foundation”), whose mission is to promote public awareness, fund research and development and subsidize stem cell collection and storage programs, the Company issued to the Foundation 150,000 shares of restricted common stock with a fair value of $298,500. The issuance of such securities was subject to the approval of the Board of Directors, Audit Committee and the NYSE Amex. On July 2, 2010, the Company also contributed $75,000 in cash to the Foundation. The Company’s CEO and Chairman is President and a Trustee of the Foundation, its General Counsel is Secretary and a Trustee of the Foundation and its Chief Financial Officer is Treasurer of the Foundation.

On September 30, 2010, a warrant holder exercised a warrant to purchase 600,000 shares of Common Stock. The exercise price was $.78 per share, resulting in proceeds to the Company of $468,000.

On November 16, 2010, the Company entered into an Underwriting Agreement with Cowen and Company, LLC, relating to a public offering by the Company of 6,337,980 units, consisting of one share of the Company’s common stock, and a warrant to purchase 0.50 of a share of Common Stock. The public offering price for each Underwritten Unit was $1.45 and the net proceeds were $8,138,500. Each Underwritten Warrant will have an exercise price of $1.85 per share, will be exercisable six months after issuance and will expire five years from the date of issuance.

On December 7, 2010, the Company entered into a settlement agreement with a business partner involved in the development of the Company’s platform research organization in China, whereby the business partner relinquished rights to 407,626 shares of common stock. As a result of this settlement, the Company recorded other income of $656,300, which represented the fair market value of the shares on the day the shares were relinquished.

Warrants

On March 15, 2010, the Company and RimAsia, an affiliate of the Company, made certain agreements with respect to outstanding warrants. RimAsia exercised its warrant to purchase 1,000,000 shares of the Company’s common stock, exercisable at a per share exercise price of $1.75, which was issued to RimAsia in a private placement completed by the Company in September 2008 (the “September 2008 Warrant”). This exercise resulted in proceeds to the Company totaling $1,750,000. The condition for such exercise was that the Company would modify certain terms of RimAsia’s warrant to purchase 4,000,000 shares of Common Stock, issued to RimAsia in a private placement completed by the Company in April 2009 (the “Series D Warrant”). The Series D Warrant was amended to provide for (i) a three (3) year extension of the Termination Date from September 1, 2013 to September 1, 2016, and (ii) an increase in the average closing price that triggers the Company’s redemption option under the Series D Warrant from $3.50 to $5.00. The change in terms resulted in a charge to other expense totaling approximately $188,000.

The Company has issued common stock purchase warrants from time to time to investors in private placements and public offerings, and to certain vendors, underwriters, placement agents and consultants of the Company. A total of 21,843,507 shares of common stock are reserved for issuance upon exercise of outstanding warrants as of December 31, 2010 at prices ranging from $0.50 to $6.50 and expiring through April 2017.

During the years ended December 31, 2010, 2009, and 2008, the Company issued warrants for services as follows ($ in thousands, except share data):

	Number of Common Stock Purchase Warrants Issued			Value of Common Stock Purchase Warrants Issued			Common Stock Purchase Warrant Expense Recognized
	Years Ended December 31,			Years Ended December 31,			Years Ended December 31,
	2010	2009	2008	2010	2009	2008	2010	2009	2008
Warrants issued for investment banking services	—	25,000	120,000	$—	$49.0	$142.9	$—	$60.9	$130.9
Warrants issued for investor relations services	200,000	50,000	—	242.7	65.8	—	121.4	65.8	—
Warrants issued for consulting services	350,000	29,000	880,000	425.5	30.5	586.5	282.3	76.0	482.9
Warrants issued for legal services	77,000	—	—	104.0	—	—	71.2	—	—
	627,000	104,000	1,000,000	$772.2	$145.3	$729.4	$474.9	$202.7	$613.8

The weighted average estimated fair value of warrants issued for services in the years ended December 31, 2010, 2009 and 2008 was $1.23, $1.40, and $.73, respectively. The fair value of warrants at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term is based upon the contractual term of the warrants.

The range of assumptions made in calculating the fair values of warrants issued for services were as follows:

	Years Ended December 31,
	2010	2009	2008
Expected term (in years)	3 to 5	5	5
Expected volatility	86% – 124%	168% – 214%	121% – 144%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	..64% – 2.65%	1.90% – 2.16%	3.34% – 3.76%

Activity related to warrants outstanding for the years ended December 31, 2010, 2009, and 2008 was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2007	1,987,938	$7.16
Granted	3,385,709	1.70
Exercised	—	—
Expired	(51,314)	9.51
Cancelled	—	—
Balance at December 31, 2008	5,322,333	3.66
Granted	14,639,703	2.94
Exercised	—	—
Expired	(123,234)	7.86
Cancelled	—	—
Balance at December 31, 2009	19,838,802	3.00
Granted	5,792,896	1.99
Exercised	(2,025,000)	1.46
Expired	(1,613,191)	6.54
Cancelled	(150,000)	2.78
Balance at December 31, 2010	21,843,507	$2.62	3.9	$58,140

At December 31, 2010, the outstanding warrants by range of exercise prices were as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Shares Outstanding December 31, 2010	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable December 31, 2010	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.50 to $1.01	99,000	2.9	$0.88	83,000	2.8	$0.95
$1.01 to $1.99	4,611,702	4.3	1.79	1,267,709	2.8	1.69
$1.99 to $2.53	14,524,998	4.2	2.46	13,202,512	4.3	2.49
$2.53 to $5.99	929,928	2.0	3.16	929,928	2.0	3.16
$5.99 to $6.50	1,677,879	1.7	6.13	1,677,879	1.7	6.13
	21,843,507	3.9	$2.62	17,161,028	3.8	$2.82

The total fair value of shares vested for warrants issued for services during the years ended December 31, 2010, 2009 and 2008, was approximately $450,800, $216,100, and $600,600, respectively. As of December 31, 2010, there was approximately $166,200 of total unrecognized service cost related to unvested warrants of which approximately $9,300 is related to warrants that vest over a weighted average life of 1.3 years. The remaining balance of unrecognized service cost of $156,900 is related to warrants that vest based on the accomplishment of business milestones as to which expense begins to be recognized when such milestones become probable of being achieved.

Options

The Company’s 2003 Equity Participation Plan (the “2003 Equity Plan”) permits the grant of share options and shares to its employees, directors, consultants and advisors for up to 2,500,000 shares of Common Stock as stock-based compensation. The 2009 Equity Compensation Plan (the “2009 Equity Plan”) makes up to 13,750,000 shares of Common Stock of the Company (as of December 31, 2010) available for issuance to employees, consultants, advisors and directors of the Company and its subsidiaries pursuant to incentive or non-statutory stock options, restricted and unrestricted stock awards and stock appreciation rights.

All stock options under the 2003 Equity Plan and the 2009 Equity Plan are granted at the fair market value of the Common Stock at the grant date. Stock options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 3, 5 or 10 years from the grant date depending on the status of the recipient as a consultant, advisor, employee or director of the Company.

The 2009 Equity Plan was originally adopted by the shareholders of the Company on May 8, 2009. On October 29, 2009, the shareholders of the Company approved an amendment to the 2009 Equity Plan to increase the number of shares of common stock available for issuance thereunder from 3,800,000 to 9,750,000. At the 2010 Annual Meeting of Shareholders of the Company held on June 2, 2010, the shareholders approved an amendment to increase this number to 13,750,000. At a Special Meeting of Shareholders of the Company held on January 18, 2011, the shareholders approved an amendment to increase this number to 17,750,000.

The 2003 Equity Plan and the 2009 Equity Plan are sometimes collectively referred to as the Company’s “U.S. Equity Plan.” The Company’s 2009 Non-U.S. Based Equity Compensation Plan (“Non-U.S. Plan”) makes up to 8,700,000 shares of Common Stock of the Company available for issuance. Persons eligible to receive restricted and unrestricted stock awards, options, stock appreciation rights or other awards under the Non-U.S. Plan are those service providers to the Company and its subsidiaries and affiliates providing services outside of the United States, including employees and consultants of the Company and its subsidiaries and affiliates, who, in the opinion of the Compensation Committee, are in a position to contribute to the Company’s success. Options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 3, 5 or 10 years from the grant date depending on the status of the recipient as a consultant, advisor, employee or director of the Company.

The Non-U.S. Plan was originally adopted by the shareholders of the Company on October 29, 2009. At the 2010 Annual Meeting of Shareholders of the Company held on June 2, 2010, the shareholders approved an amendment to increase the number of shares of common stock authorized for issuance thereunder from 4,700,000 to 8,700,000.

The Company’s results include share-based compensation expense of approximately $6,324,500, $7,380,200, and $1,986,100 for the years ended December 31, 2010, 2009, 2008, respectively. Options vesting on the accomplishment of business milestones will not be recognized for compensation purposes until such milestones are deemed probable of accomplishment. At December 31, 2010 there were options to purchase 1,678,575 shares outstanding that will vest upon the accomplishment of business milestones and will be accounted for as an operating expense when such business milestones are deemed probable of accomplishment.

The weighted average estimated fair value of stock options granted in the years ended December 31, 2010, 2009 and 2008 were $1.59, $1.96, and $1.45, respectively. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees.

The range of assumptions made in calculating the fair values of options were as follows:

	Years Ended December 31,
	2010	2009	2008
Expected term (in years)	2 to 10	10	10
Expected volatility	86% – 122%	149% – 217%	100% – 181%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.34% – 3.80%	2.98% – 3.81%	3.64% – 4.19%

Activity related to stock options outstanding under the U.S. Equity Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2007	1,113,800	$5.66
Granted	928,000	1.52
Exercised	(2,500)	0.75
Expired	—	—
Cancelled	(314,000)	2.82
Balance at December 31, 2008	1,725,300	3.96
Granted	6,727,274	1.85
Exercised	—	—
Expired	(2,000)	7.00
Cancelled	(110,000)	1.79
Balance at December 31, 2009	8,340,574	1.87
Granted	1,955,000	1.85
Exercised	(90,000)	1.56
Expired	—	—
Cancelled	(273,360)	1.86
Balance at December 31, 2010	9,932,214	$1.87	7.5	$36,010

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding December 31, 2010	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable December 31, 2010	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.71 to $1.89	4,846,000	8.2	$1.68	2,633,501	8.2	$1.68
$1.89 to $1.96	3,063,664	5.9	1.91	2,463,423	5.8	1.91
$1.96 to $4.96	1,971,200	8.4	2.10	1,422,867	8.0	2.06
$4.96 to $7.01	27,250	4.6	5.60	27,250	4.6	5.60
$7.01 to $15.00	24,100	4.0	11.76	24,100	4.0	11.76
	9,932,214	7.5	$1.87	6,571,141	7.2	$1.90

Activity related to stock options outstanding under the Non U.S. Equity Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2008	—	$—
Granted	1,650,000	2.04
Exercised	—	—
Expired	—	—
Cancelled	—	—
Balance at December 31, 2009	1,650,000	2.04
Granted	2,000,000	2.01
Exercised	—	—
Expired	—	—
Cancelled	(550,000)	2.04
Balance at December 31, 2010	3,100,000	$2.02	9.3	$—

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding December 31, 2010	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable December 31, 2010	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$1.65 to $1.93	750,000	9.7	$1.60	—	—	$—
$1.93 to $2.08	1,100,000	8.8	2.04	266,666	8.8	2.04
$2.08 to $2.22	650,000	9.4	2.16	150,000	9.4	2.16
$2.22 to $2.36	600,000	9.5	2.36	200,000	9.5	2.36
	3,100,000	9.3	$2.02	616,666	9.2	$2.17

The total fair value of shares vested during the years ended December 31, 2010, 2009 and 2008 was approximately $6,191,800, $4,788,600 and $1,329,900, respectively.

The number of remaining shares authorized to be issued under the various equity plans are as follows:

	US Equity Plan	Non US Equity Plan
Shares Authorized for Issuance under 2003 Equity Plan	2,500,000	—
Shares Authorized for Issuance under 2009 Equity Plan	13,750,000	—
Shares Authorized for Issuance under Non US Equity Plan	—	8,700,000
	16,250,000	8,700,000
Outstanding Options – US Equity Plan	(9,932,214)	—
Exercised Options	(92,500)	—
Outstanding Options – Non US Equity Plan	—	(3,100,000)
Restricted stock or equity grants issued under Equity Plans	(2,164,555)	(885,000)
Total common shares remaining to be issued under the Option Plans	4,060,731	4,715,000

As of December 31, 2010, there was approximately $7,688,500 of total unrecognized compensation costs related to unvested stock option awards of which approximately $5,034,000 is related to stock options that vest over a weighted average life of 2.07 years. The remaining balance of unrecognized compensation costs of $2,654,500 is related to stock options that vest based on the accomplishment of business milestones which expense begins to be recognized when such milestones become probable of being achieved.